Jul. 29, 2016

GOLDMAN SACHS TRUST

Goldman Sachs Single Sector Fixed Income Funds

Class A, Class C, Institutional, Class IR and Class R Shares (as applicable) of the

Goldman Sachs Dynamic Emerging Markets Debt Fund

Goldman Sachs Local Emerging Markets Debt Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 21, 2017 to the

Prospectus, Summary Prospectuses, and Statement of Additional Information (the “SAI”), each dated July 29, 2016, each as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees of Goldman Sachs Trust has approved a change to each Fund’s non-fundamental policy to invest at least 80% of its net assets in particular investments (“80% Policy”). The change in each Fund’s 80% Policy will be effective at the close of business on June 20, 2017.

Each Fund’s current 80% Policy generally requires the Fund to invest in (i) sovereign and corporate debt securities of issuers in emerging market countries and other instruments with similar economic exposures, and/or (ii) currencies of such emerging market countries. The current 80% Policy of the Goldman Sachs Local Emerging Markets Debt Fund also requires that the securities be denominated in the local currency of emerging market countries. Effective June 20, 2017, each Fund’s 80% Policy will be revised to remove investments in currencies of emerging market countries. Each Fund’s investment objective, other investment policies and strategies, fees and expenses, and portfolio management team will otherwise remain the same.

Accordingly, effective at the close of business on June 20, 2017, the Funds’ Prospectus, Summary Prospectuses and SAI are revised as follows:

The following replaces in its entirety the first paragraph under the “Goldman Sachs Dynamic Emerging Markets Debt Fund—Summary—Principal Strategy” section in the Funds’ Prospectus and the “Principal Strategy” section in the Goldman Sachs Dynamic Emerging Markets Debt Fund’s Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in sovereign and corporate debt securities of issuers in emerging market countries and other instruments, including credit linked notes and other investments, with similar economic exposures. Such securities and instruments may be denominated in U.S. Dollars or in non-U.S. currencies.

The following replaces the first sentence of the seventh paragraph under the “Goldman Sachs Dynamic Emerging Markets Debt Fund—Summary—Principal Strategy” and the “Investment Management Approach—Principal Investment Strategies—Dynamic Emerging Markets Debt Fund” sections in the Funds’ Prospectus, and the “Principal Strategy” section in the Goldman Sachs Dynamic Emerging Markets Debt Fund’s Summary Prospectus:

For purposes of the Fund’s policy to invest at least 80% of its Net Assets in securities and instruments of “emerging market country” issuers, such countries include but are not limited to those considered to be developing by the World Bank.

The following replaces in its entirety the first paragraph under the “Goldman Sachs Local Emerging Markets Debt Fund—Summary—Principal Strategy” section in the Funds’ Prospectus and the “Principal Strategy” section in the Goldman Sachs Local Emerging Markets Debt Fund’s Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in sovereign and corporate debt securities of issuers in emerging market countries, denominated in the local currency of such emerging market countries, and other instruments, including credit linked notes and other investments, with similar economic exposures.

The following replaces the first sentence of the seventh paragraph under the “Goldman Sachs Local Emerging Markets Debt Fund—Summary—Principal Strategy” and the “Investment Management Approach—Principal Investment Strategies—Local Emerging Markets Debt Fund” sections in the Funds’ Prospectus, and the “Principal Strategy” section in the Goldman Sachs Local Emerging Markets Debt Fund’s Summary Prospectus:

For purposes of the Fund’s policy to invest at least 80% of its Net Assets in securities and instruments of “emerging market country” issuers, such countries include but are not limited to those considered to be developing by the World Bank.